Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2014
Equity [Abstract]
Other Comprehensive Income (Loss)

15.    Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss), net of applicable taxes, for the years ended March 31, 2012 and 2013 were as follows:

	Millions of Yen
	Foreign currency translation adjustments	Net unrealized gains (losses) on available-for-sale securities	Pension liability adjustment	Total
Balance at March 31, 2011	¥(2,158)	¥(54)	¥(335)	¥(2,547)

Current period other comprehensive (loss) income	(455)	(0)	283	(172)

Balance at March 31, 2012	¥(2,613)	¥(54)	¥(52)	¥(2,719)

Current period other comprehensive (loss) income	3,646	79	3	3,728

Balance at March 31, 2013	¥1,033	¥25	¥(49)	¥1,009

Changes in accumulated other comprehensive income (loss), net of applicable taxes, for the year ended March 31, 2014 are as follows:

	Millions of Yen
	Foreign currency translation adjustments	Net unrealized gains on available-for-sale securities	Pension liability adjustment	Total
Balance at March 31, 2013	¥1,033	¥25	¥(49)	¥1,009

Other comprehensive income before reclassifications	1,658	50	—	1,708
Amounts reclassified from accumulated other comprehensive income	—	—	2	2

Changes in accumulated other comprehensive income, net	1,658	50	2	1,710

Balance at March 31, 2014	¥2,691	¥75	¥(47)	¥2,719

Reclassifications out of accumulated other comprehensive income (loss) for the year ended March 31, 2014 are as follows:

	Millions of Yen
	Amount reclassified from accumulated other comprehensive income (loss)	Affected line items in consolidated statements of income
Pension liability adjustment	¥(3)	Selling, general and administrative

	(3)	INCOME BEFORE INCOME TAXES AND EQUITY IN NET INCOME OF AFFILIATED COMPANY
	1	INCOME TAXES

	(2)	NET INCOME ATTRIBUTABLE TO KONAMI CORPORATION

Total amount reclassified	¥(2)

Note: Amounts in parentheses indicate decreases in earnings

Tax effects allocated to each component of other comprehensive income (loss) and adjustments are as follows:

	Millions of Yen
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2012
Foreign currency translation adjustments	¥(412)	¥(43)	¥(455)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(0)	0	(0)
Less: reclassification adjustment for gains included in net income	—	—	—

Net unrealized losses	(0)	0	(0)

Pension liability adjustment:
Net loss arising during the year	186	(76)	110
Less: settlement or amortization of net gain	293	(120)	173

Pension liability adjustments, net	479	(196)	283
Other comprehensive loss	¥67	¥(239)	¥(172)

2013
Foreign currency translation adjustments	¥3,662	¥(16)	¥3,646

Net unrealized gains on available-for-sale securities:
Unrealized gains arising during the year	14	(5)	9
Less: reclassification adjustment for losses included in net income	109	(39)	70

Net unrealized gains	123	(44)	79

Pension liability adjustment:
Net loss arising during the year	—	—	—
Less: settlement or amortization of net gain	5	(2)	3

Pension liability adjustments, net	5	(2)	3
Other comprehensive income	¥3,790	¥(62)	¥3,728

2014
Foreign currency translation adjustments	¥1,650	¥8	¥1,658

Net unrealized gains on available-for-sale securities:
Unrealized gains arising during the year	78	(28)	50
Less: reclassification adjustment for losses included in net income	—	—	—

Net unrealized gains	78	(28)	50

Pension liability adjustment:
Net loss arising during the year	—	—	—
Less: settlement or amortization of net gain	3	(1)	2

Pension liability adjustments, net	3	(1)	2

Other comprehensive income	¥1,731	¥(21)	¥1,710